Offerings - Offering: 1	Dec. 06, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	41,032,926
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 4,454,920,321.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 682,048.30
Offering Note	Represents the estimated maximum number of shares of common stock, par value $0.01 per share (“ONEOK Common Stock”), of ONEOK, Inc. (“ONEOK”) to be issued upon the completion of the mergers and other transactions contemplated by the Agreement and Plan of Merger, dated as of November 24, 2024 (the “Merger Agreement” and such transactions, the “Mergers”), by and among ONEOK, EnLink Midstream, LLC (“EnLink”), Elk Merger Sub I, L.L.C., Elk Merger Sub II, L.L.C., and EnLink Midstream Manager, LLC, the managing member (the “Manager”) of EnLink, and is based upon the product of (x) an exchange ratio in the Merger Agreement of 0.1412 multiplied by (y) 290,601,456 common units representing limited liability company interests of EnLink (“EnLink Units”), which is the sum of (i) 256,732,328 EnLink Units issued and outstanding as of December 4, 2024, excluding the EnLink Units owned by ONEOK, (ii) up to 31,648,285 EnLink Units issuable upon conversion of the Series B Preferred Units of EnLink Midstream Partners, LP and (iii) an aggregate of 2,220,843 EnLink Units underlying time-based restricted incentive units of EnLink and performance-based units of EnLink estimated to be outstanding immediately prior to completion of the Mergers. Estimated solely for purposes of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended (the “Securities Act”), and calculated pursuant to Rules 457(c) and 457(f)(1) under the Securities Act. Such amount equals the product of (i) $15.33, the average of the high and the low prices per EnLink Unit, as reported on the New York Stock Exchange on December 4, 2024, which is within five business days prior to the filing of this Registration Statement on Form S-4, and (ii) 290,601,456 EnLink Units.